OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2023	2022

Employees and payroll accruals	$1,381	$1,696
Accrued expenses	1,747	1,493
Government authorities	697	529
Uncertain tax positions	1,113	1,053
Others	114	106

	$5,052	$4,877